Accounts Receivable - Summary of Accounts Receivable (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Accounts Receivable [line items]
Accounts receivable	€ 7,216	€ 7,311	€ 7,386
Gross value [Member]
Disclosure Of Accounts Receivable [line items]
Accounts receivable	7,405	7,506	7,553
Allowances [Member]
Disclosure Of Accounts Receivable [line items]
Accounts receivable	€ (189)	€ (195)	€ (167)